Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Goodwill [Line Items]
Gross goodwill, beginning of year	¥ 265,785	¥ 279,902
Accumulated impairment, beginning of year	(22,090)	(13,591)
Goodwill after accumulated impairment	243,695	266,311
Goodwill impairment loss	(9,963)	(8,499)
Foreign currency translation adjustment	(2,761)	(3,180)
Sale of a consolidated subsidiary		(10,937)
Gross goodwill, end of year	263,024	265,785
Accumulated impairment, end of year	(32,053)	(22,090)
Balance at end of year	230,971	243,695
Telecommunications Business
Goodwill [Line Items]
Gross goodwill, beginning of year	143,927	143,918
Goodwill after accumulated impairment	143,927	143,918
Goodwill impairment loss	(4,076)
Foreign currency translation adjustment	(846)	9
Gross goodwill, end of year	143,081	143,927
Accumulated impairment, end of year	(4,076)
Balance at end of year	139,005	143,927
Smart Life Business
Goodwill [Line Items]
Gross goodwill, beginning of year	70,731	70,753
Accumulated impairment, beginning of year	(2,368)
Goodwill after accumulated impairment	68,363	70,753
Goodwill impairment loss	(5,887)	(2,368)
Foreign currency translation adjustment	27	(22)
Gross goodwill, end of year	70,758	70,731
Accumulated impairment, end of year	(8,255)	(2,368)
Balance at end of year	62,503	68,363
Other businesses
Goodwill [Line Items]
Gross goodwill, beginning of year	51,127	65,231
Accumulated impairment, beginning of year	(19,722)	(13,591)
Goodwill after accumulated impairment	31,405	51,640
Goodwill impairment loss		(6,131)
Foreign currency translation adjustment	(1,942)	(3,167)
Sale of a consolidated subsidiary		(10,937)
Gross goodwill, end of year	49,185	51,127
Accumulated impairment, end of year	(19,722)	(19,722)
Balance at end of year	¥ 29,463	¥ 31,405